Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	WALT DISNEY CO/
Entity Central Index Key	0001744489
Amendment Flag	false
Disney Hourly Savings and Investment Plan
Document Information [Line Items]
Plan Name	Disney Hourly Savings and Investment Plan